Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 3,579	€ 2,699	€ 3,591
Nominal value of interest rate swaps hedge fixed-rate bonds	6,286	5,409	5,207
Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,979	2,099	2,545
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600	600	1,046
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,642	0	892
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57	2,642	0
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	57
Notional amount | 2 to 3 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			2,642
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	57
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	880	0
Notional amount | More than 5 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	7	20	27
Nominal value of interest rate swaps hedge fixed-rate bonds	10	7	(15)
Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	6	19	26
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1	1	1
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	1	3
Nominal value of interest rate swaps hedge fixed-rate bonds	€ 0	€ 0	€ 0
Interest rate swaps pay capitalized Eonia / receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.06%		0.06%
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,000		€ 600
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		600
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		600
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	10		3
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	10		0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0		3
Interest rate swaps pay capitalized Eonia / receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0		€ 3
Interest rate swaps pay -0.57% / receive capitalized Eonia
Disclosure of detailed information about financial instruments [line items]
Interest rate	(0.57%)
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 600
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest rate swaps pay -0.57% / receive capitalized Eonia | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay -0.57% / receive capitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1
Interest rate swaps pay -0.57% / receive capitalized Eonia | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest rate swaps pay capitalized USD SOFR / receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.03%
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 440
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	440
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	440
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(5)
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest rate swaps pay capitalized USD SOFR / receive 1.03% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.32%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	3
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest rate swaps receive capitalized Eonia / pay 1.48%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.48%	1.48%	1.48%
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 99	€ 99	€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds	99	99	99
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	99	99	99
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	42	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57	42	0
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	57	42
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	57
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(3)	(4)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(3)	(4)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.81%	1.81%
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 2,000	€ 446
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		2,000	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	446
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	446
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		2,000	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		23	(2)
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		23	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	(2)
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 0	€ 0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22%
Disclosure of detailed information about financial instruments [line items]
Interest rate		2.22%	2.22%
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 600	€ 446
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	446
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		600	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	446
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		600	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		1	4
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	4
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		1	0
Interest rate swaps pay 3-month US dollar Libor / receive 2.22% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 1	€ 0
Interest rate swaps pay capitalized Eonia / receive 1.58%
Disclosure of detailed information about financial instruments [line items]
Interest rate			1.58%
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 2,000
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			2,000
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			2,000
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			28
Interest rate swaps pay capitalized Eonia / receive 1.58% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			28
Interest rate swaps pay capitalized Eonia / receive 1.58% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 0